SCHEDULE OF FUTURE EQUIPMENT LOAN MATURITIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021		$ 1,495,300
2022	$ 1,657,200	1,532,200
2023	1,616,000	1,345,300
2024	1,452,800	1,165,100
2025	673,700	57,600
2026	19,200
Equipment Loans	$ 5,418,900	$ 5,595,500	$ 3,476,800